DBX ETF Trust | 1
Schedule of Investments
Xtrackers Nifty 500 India ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.3%
Communication Services
— 3.6%
Affle 3i Ltd. *
135 2,044
Bharti Airtel Ltd.
6,027 124,500
Bharti Hexacom Ltd.
159 2,808
HFCL Ltd.
2,111 1,590
Indus Towers Ltd. *
2,796 13,982
Info Edge India Ltd.
856 9,688
PVR Inox Ltd. *
152 1,708
Railtel Corp. of India Ltd.
246 848
Saregama India Ltd.
199 728
Sun TV Network Ltd.
209 1,488
Tata Communications Ltd.
249 4,372
Tata Teleservices Maharashtra
Ltd. *
1,402 641
Vodafone Idea Ltd. *
58,472 6,806
Zee Entertainment Enterprises
Ltd.
1,957 1,881
(Cost $198,109)
173,084
Consumer Discretionary
— 11.2%
Aditya Birla Fashion and Retail
Ltd. *
1,187 873
Aditya Birla Lifestyle Brands
Ltd. *
1,002 1,124
Alok Industries Ltd. *
3,500 550
Amber Enterprises India Ltd. *
45 3,944
Apollo Tyres Ltd.
694 3,464
Asahi India Glass Ltd.
248 2,455
Ather Energy Ltd. *
246 1,922
Bajaj Auto Ltd.
244 26,746
Balkrishna Industries Ltd.
171 4,481
Bata India Ltd.
142 1,232
Bharat Forge Ltd.
566 11,890
Bosch Ltd.
18 7,207
BrainBees Solutions Ltd. *
471 1,126
Campus Activewear Ltd.
216 616
Ceat Ltd.
45 1,747
Chalet Hotels Ltd.
154 1,368
Crompton Greaves Consumer
Electricals Ltd.
1,381 3,914
Devyani International Ltd. *
889 1,245
Dixon Technologies India Ltd.
90 10,415
Eicher Motors Ltd.
297 26,151
EIH Ltd.
429 1,479
Endurance Technologies Ltd.,
144A
75 2,194
Eternal Ltd. *
15,500 41,963
Exide Industries Ltd.
972 3,572
FSN E-Commerce Ventures
Ltd. *
2,894 8,445
Hero MotoCorp Ltd.
283 17,762
Number
of Shares Value $
Hyundai Motor India Ltd.
302 7,188
Indian Hotels Co. Ltd.
1,865 13,674
ITC Hotels Ltd. *
2,272 4,397
JBM Auto Ltd.
134 812
JK Tyre & Industries Ltd.
262 1,443
Jubilant Foodworks Ltd.
838 4,789
Kalyan Jewellers India Ltd.
817 3,683
KPR Mill Ltd.
239 2,359
Leela Palaces Hotels & Resorts
Ltd. *
170 848
Lemon Tree Hotels Ltd., 144A *
1,073 1,341
Mahindra & Mahindra Ltd.
1,940 72,447
Maruti Suzuki India Ltd.
285 46,542
Minda Corp. Ltd.
176 1,075
Motherson Sumi Wiring India
Ltd.
5,435 2,581
MRF Ltd.
4 6,199
Ola Electric Mobility Ltd. *
2,631 729
Page Industries Ltd.
15 5,294
Samvardhana Motherson
International Ltd.
9,415 13,799
Sapphire Foods India Ltd. *
522 1,172
Schaeffler India Ltd.
96 4,598
Sona Blw Precision Forgings
Ltd., 144A
1,038 6,098
Sundram Fasteners Ltd.
240 2,303
Swan Corp. Ltd.
302 1,269
Swiggy Ltd. *
2,803 9,297
Tata Motors Passenger Vehicles
Ltd.
4,548 19,129
Tbo Tek Ltd. *
71 957
Titan Co. Ltd.
893 42,478
Trent Ltd.
484 20,746
Trident Ltd./India
3,107 874
Tube Investments of India Ltd.
227 6,870
TVS Motor Co. Ltd.
510 21,693
UNO Minda Ltd.
415 5,421
Vardhman Textiles Ltd.
227 1,354
Vedant Fashions Ltd.
148 634
Ventive Hospitality Ltd. *
78 596
Vishal Mega Mart Ltd. *
4,449 5,760
Welspun Living Ltd.
707 974
Whirlpool of
India
Ltd.
132 1,338
ZF Commercial Vehicle Control
Systems India Ltd.
16 2,667
(Cost $567,577)
533,313
Consumer Staples — 5.9%
Avenue Supermarts Ltd., 144A *
311 13,153
AWL Agri Business Ltd. *
703 1,461
Balrampur Chini Mills Ltd.
245 1,267
Bikaji Foods International Ltd.
137 961
Bombay Burmah Trading Co.
45 838
Britannia Industries Ltd.
257 16,957

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
CCL Products India Ltd.
150 1,673
Colgate-Palmolive India Ltd.
278 6,889
Dabur India Ltd.
1,248 7,113
Emami Ltd.
418 2,125
Gillette India Ltd.
17 1,559
Godfrey Phillips India Ltd.
86 2,000
Godrej Agrovet Ltd., 144A
112 788
Godrej Consumer Products Ltd.
851 11,389
Hindustan Unilever Ltd.
1,924 49,447
Honasa Consumer Ltd. *
335 1,116
ITC Ltd.
20,670 71,251
Jyothy Labs Ltd.
292 814
Kwality Wall's India Ltd. *
1,924 552
LT Foods Ltd.
293 1,296
Marico Ltd.
1,177 10,203
Nestle India Ltd.
1,553 22,050
Patanjali Foods Ltd.
798 4,456
Procter & Gamble Hygiene &
Health Care Ltd.
20 2,495
Radico Khaitan Ltd.
180 5,242
Tata Consumer Products Ltd.
1,416 17,759
Triveni Engineering & Industries
Ltd.
233 1,011
United Breweries Ltd.
154 2,717
United Spirits Ltd.
657 9,972
Varun Beverages Ltd.
2,966 14,716
(Cost $314,668)
283,270
Energy — 7.1%
Aegis Logistics Ltd.
267 2,020
Aegis Vopak Terminals Ltd. *
296 742
Bharat Petroleum Corp. Ltd.
4,223 17,890
Chennai Petroleum Corp. Ltd.
102 1,079
Coal India Ltd.
4,928 23,327
Great Eastern Shipping Co. Ltd.
211 3,105
Gujarat Mineral Development
Corp. Ltd.
176 1,102
Hindustan Petroleum Corp. Ltd.
2,126 10,253
Indian Oil Corp. Ltd.
8,169 16,833
Mangalore Refinery &
Petrochemicals Ltd. *
456 986
Oil & Natural Gas Corp. Ltd.
8,469 26,037
Oil India Ltd.
1,155 6,143
Petronet LNG Ltd.
1,591 5,656
Reliance Industries Ltd.
14,493 222,056
Reliance Industries Ltd., GDR,
144A
40 2,452
(Cost $358,947)
339,681
Financials — 31.4%
360 ONE WAM Ltd.
527 6,393
Aadhar Housing Finance Ltd. *
224 1,130
Aavas Financiers Ltd. *
85 1,201
Aditya Birla Capital Ltd. *
1,749 6,622
Number
of Shares Value $
Aditya Birla Sun Life Asset
Management Co. Ltd.
153 1,503
Anand Rathi Wealth Ltd.
81 2,739
Angel One Ltd.
1,360 3,486
Aptus Value Housing Finance
India Ltd.
572 1,534
AU Small Finance Bank Ltd.,
144A
1,239 13,052
Authum Investment &
Infrastucture Ltd.
450 2,383
Axis Bank Ltd.
6,242 94,951
Bajaj Finance Ltd.
5,711 62,517
Bajaj Finserv Ltd.
1,237 27,104
Bajaj Holdings & Investment Ltd.
95 11,282
Bajaj Housing Finance Ltd. *
2,012 1,925
Bandhan Bank Ltd., 144A
1,853 3,707
Bank of Baroda
4,106 14,530
Bank of India
2,973 5,753
Bank of Maharashtra
4,338 3,565
BSE Ltd.
883 26,275
Can Fin Homes Ltd.
180 1,669
Canara Bank
7,534 13,032
Capri Global Capital Ltd.
820 1,439
Central Bank of India Ltd.
2,627 1,157
Central Depository Services
India Ltd.
405 5,664
Choice International Ltd. *
170 1,377
Cholamandalam Financial
Holdings Ltd.
210 3,772
Cholamandalam Investment and
Finance Co. Ltd.
919 17,484
City Union Bank Ltd.
1,686 5,246
CreditAccess Grameen Ltd. *
114 1,585
CRISIL Ltd.
52 2,501
Federal Bank Ltd.
5,453 17,973
Five-Star Business Finance Ltd.
395 1,811
General Insurance Corp. of India,
144A
657 2,766
Go Digit General Insurance Ltd. *
511 1,886
HDFC Asset Management Co.
Ltd., 144A
460 13,645
HDFC Bank Ltd.
33,175 323,723
HDFC Life Insurance Co. Ltd.,
144A
2,355 18,516
Home First Finance Co. India
Ltd., 144A
167 1,988
Housing & Urban Development
Corp. Ltd.
1,064 2,184
ICICI Bank Ltd.
15,580 236,141
ICICI Lombard General Insurance
Co. Ltd., 144A
547 11,433
ICICI Prudential Life Insurance
Co. Ltd., 144A
832 5,986
IDBI Bank Ltd.
1,788 2,280
IDFC First Bank Ltd.
14,701 11,874

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
IFCI Ltd. *
1,544 1,018
IIFL Finance Ltd.
492 2,683
Indian Bank
828 9,015
Indian Energy Exchange Ltd.,
144A
1,682 2,323
Indian Overseas Bank *
2,692 1,079
Indian Railway Finance Corp.
Ltd., 144A
3,787 4,310
Indian Renewable Energy
Development Agency Ltd. *
1,688 2,268
IndusInd Bank Ltd. *
1,446 15,207
Jammu & Kashmir Bank Ltd.
1,555 2,075
Jio Financial Services Ltd.
7,136 20,033
JM Financial Ltd.
828 1,163
Karur Vysya Bank Ltd.
2,246 8,053
Kfin Technologies Ltd.
324 3,407
Kotak Mahindra Bank Ltd.
16,065 73,318
L&T Finance Ltd.
1,873 5,846
LIC Housing Finance Ltd.
718 4,244
Life Insurance Corp. of India
517 4,827
Maharashtra Scooters Ltd.
12 1,749
Mahindra & Mahindra Financial
Services Ltd.
1,523 6,266
Manappuram Finance Ltd.
1,320 4,110
Max Financial Services Ltd. *
595 11,860
Motilal Oswal Financial Services
Ltd.
373 2,973
Multi Commodity Exchange of
India Ltd.
575 15,442
Muthoot Finance Ltd.
227 8,368
New India Assurance Co. Ltd.,
144A
517 837
Nippon Life India Asset
Management Ltd., 144A
372 3,808
Niva Bupa Health Insurance Co.
Ltd. *
1,317 1,087
Nuvama Wealth Management
Ltd.
160 2,189
One 97 Communications Ltd. *
778 9,392
PB Fintech Ltd. *
739 12,035
PNB Housing Finance Ltd., 144A
448 4,061
Poonawalla Fincorp Ltd. *
705 3,524
Power Finance Corp. Ltd.
3,199 14,550
Punjab National Bank
7,793 11,088
RBL Bank Ltd., 144A
1,467 5,156
REC Ltd.
2,765 10,631
Sammaan Capital Ltd. *
1,635 2,694
SBFC Finance Ltd. *
1,115 1,141
SBI Cards & Payment Services
Ltd. *
634 5,397
SBI Life Insurance Co. Ltd., 144A
980 21,945
Shriram Finance Ltd.
3,043 36,104
Star Health & Allied Insurance
Co. Ltd. *
482 2,466
Number
of Shares Value $
State Bank of India
8,932 117,982
Sundaram Finance Ltd.
146 8,842
Tata Investment Corp. Ltd.
275 1,991
UCO Bank
2,967 966
Union Bank of India Ltd.
4,489 9,981
UTI Asset Management Co. Ltd.
88 955
(Cost $1,528,724)
1,499,243
Health Care — 6.3%
Abbott India Ltd.
11 3,208
Ajanta Pharma Ltd.
89 2,929
Akums Drugs & Pharmaceuticals
Ltd. *
150 805
Alembic Pharmaceuticals Ltd.
120 938
Alkem Laboratories Ltd.
127 7,873
Apollo Hospitals Enterprise Ltd.
220 18,914
Aster DM Healthcare Ltd., 144A
478 3,439
AstraZeneca Pharma India Ltd.
13 1,264
Aurobindo Pharma Ltd.
592 7,941
Biocon Ltd.
1,546 6,624
Blue Jet Healthcare Ltd.
110 490
Caplin Point Laboratories Ltd.
55 1,028
Cipla Ltd.
1,219 18,065
Cohance Lifesciences Ltd. *
271 923
Concord Biotech Ltd.
70 939
Divi's Laboratories Ltd.
276 19,442
Dr Agarwal's Health Care Ltd. *
202 1,003
Dr Lal PathLabs Ltd., 144A
162 2,493
Dr Reddy's Laboratories Ltd.
1,329 18,791
Emcure Pharmaceuticals Ltd.
69 1,104
Eris Lifesciences Ltd., 144A *
115 1,717
Fortis Healthcare Ltd.
1,151 11,926
Gland Pharma Ltd., 144A
169 3,385
GlaxoSmithKline
Pharmaceuticals Ltd.
88 2,488
Glenmark Pharmaceuticals Ltd.
343 8,056
Global Health Ltd./India
179 2,241
Granules India Ltd.
310 1,984
Indegene Ltd.
221 1,206
Inventurus Knowledge Solutions
Ltd. *
101 1,527
Ipca Laboratories Ltd.
295 4,958
JB Chemicals & Pharmaceuticals
Ltd.
172 3,882
Jubilant Pharmova Ltd.
172 1,638
Krishna Institute of Medical
Sciences Ltd., 144A *
587 4,807
Laurus Labs Ltd., 144A
880 10,406
Lupin Ltd.
534 13,511
Mankind Pharma Ltd.
240 5,929
Max Healthcare Institute Ltd.
1,611 19,336
Metropolis Healthcare Ltd., 144A
55 1,151
Narayana Hrudayalaya Ltd.
144 2,898

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Natco Pharma Ltd.
190 2,064
Neuland Laboratories Ltd.
18 2,538
Onesource Specialty Pharma
Ltd. *
118 1,747
Pfizer Ltd.
32 1,781
Piramal Pharma Ltd.
1,317 2,260
Poly Medicure Ltd.
81 1,118
Rainbow Children's Medicare
Ltd.
106 1,386
SAI Life Sciences Ltd., 144A *
213 2,337
Sun Pharmaceutical Industries
Ltd.
2,275 43,436
Syngene International Ltd., 144A
403 1,870
Torrent Pharmaceuticals Ltd.
221 10,527
Vijaya Diagnostic Centre Ltd.
104 1,148
Wockhardt Ltd. *
176 2,635
Zydus Lifesciences Ltd.
529 5,359
(Cost $308,543)
301,465
Industrials — 11.3%
3M India Ltd.
6 2,473
ABB India Ltd.
111 7,410
Action Construction Equipment
Ltd.
113 1,099
Adani Enterprises Ltd.
573 13,616
Adani Ports & Special Economic
Zone Ltd.
1,598 26,716
Afcons Infrastructure Ltd.
318 1,021
AIA Engineering Ltd.
82 3,472
Amara Raja Energy & Mobility
Ltd.
260 2,415
Apar Industries Ltd.
36 4,424
Ashok Leyland Ltd.
6,063 14,068
Astral Ltd.
261 4,785
BEML Ltd.
81 1,497
Bharat Electronics Ltd.
7,883 38,533
Bharat Heavy Electricals Ltd.
2,878 8,382
BLS International Services Ltd.
321 983
Blue Dart Express Ltd.
15 937
Blue Star Ltd.
300 6,401
Cera Sanitaryware Ltd.
15 806
CG Power & Industrial Solutions
Ltd.
1,516 12,085
Cochin Shipyard Ltd., 144A
180 2,951
Computer Age Management
Services Ltd.
505 3,761
Container Corp. Of India Ltd.
734 3,999
Craftsman Automation Ltd.
26 2,151
Cummins India Ltd.
297 15,991
Data Patterns India Ltd.
63 2,223
Delhivery Ltd. *
1,135 5,407
Doms Industries Ltd.
38 974
eClerx Services Ltd.
45 1,569
Elecon Engineering Co. Ltd.
188 859
Number
of Shares Value $
Elgi Equipments Ltd.
459 2,698
Engineers India Ltd.
583 1,421
Escorts Kubota Ltd.
71 2,746
Finolex Cables Ltd.
161 1,617
Firstsource Solutions Ltd.
674 1,579
Force Motors Ltd.
10 2,676
Garden Reach Shipbuilders &
Engineers Ltd.
62 1,659
GE Vernova T&D India Ltd.
278 11,765
GMR Airports Ltd. *
7,567 8,370
Godrej Industries Ltd. *
94 1,026
Graphite India Ltd.
205 1,618
Havells India Ltd.
533 8,185
HBL Engineering Ltd.
238 1,791
HEG Ltd.
179 1,137
Hindustan Aeronautics Ltd.
425 18,281
Hitachi Energy India Ltd.
27 7,586
IndiaMart InterMesh Ltd., 144A
65 1,523
Indian Railway Catering &
Tourism Corp. Ltd.
642 4,019
INOX India Ltd.
76 972
Inox Wind Ltd. *
2,046 2,072
InterGlobe Aviation Ltd., 144A
474 25,150
International Gemmological
Institute India Ltd.
254 921
IRB Infrastructure Developers
Ltd.
4,213 1,932
IRCON International Ltd., 144A
696 1,099
JSW Infrastructure Ltd.
683 1,913
Jupiter Wagons Ltd.
350 1,028
Jyoti CNC Automation Ltd. *
182 1,641
Kajaria Ceramics Ltd.
177 1,862
Kalpataru Projects International
Ltd.
241 3,285
KEC International Ltd.
275 1,769
KEI Industries Ltd.
141 7,874
Kirloskar Brothers Ltd.
54 939
Kirloskar Oil Engines Ltd.
177 2,711
KSB Ltd.
167 1,414
L&T Technology Services Ltd.,
144A
58 2,239
Larsen & Toubro Ltd.
2,578 121,234
Latent View Analytics Ltd. *
211 782
Mazagon Dock Shipbuilders Ltd.
186 4,549
MMTC Ltd. *
900 612
Nava Ltd.
293 1,918
NBCC India Ltd.
2,570 2,618
NCC Ltd.
874 1,466
Olectra Greentech Ltd.
88 964
Polycab India Ltd.
106 10,032
Praj Industries Ltd.
266 930
Rail Vikas Nigam Ltd.
1,204 4,187
RITES Ltd.
386 908

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
RR Kabel Ltd.
69 1,185
Sagility Ltd.
3,250 1,413
Schneider Electric Infrastructure
Ltd. *
125 1,245
Shipping Corp. of India Ltd.
360 1,043
Siemens Energy India Ltd.
187 6,024
Siemens Ltd. *
187 7,027
Supreme Industries Ltd.
137 5,986
Suzlon Energy Ltd. *
26,467 12,414
Techno Electric & Engineering
Co. Ltd.
107 1,380
Thermax Ltd.
98 3,359
Timken India Ltd.
76 2,901
Titagarh Rail System Ltd.
171 1,318
Transformers & Rectifiers India
Ltd.
260 886
Triveni Turbine Ltd.
244 1,312
V-Guard Industries Ltd.
393 1,353
Voltas Ltd.
482 8,272
(Cost $537,861)
536,844
Information Technology — 6.9%
Birlasoft Ltd.
350 1,501
CE Info Systems Ltd.
49 557
Coforge Ltd.
751 9,789
Cyient Ltd.
180 1,810
Happiest Minds Technologies
Ltd.
222 878
HCL Technologies Ltd.
2,307 35,225
Hexaware Technologies Ltd.
281 1,462
Honeywell Automation India Ltd.
5 1,702
Infosys Ltd.
7,602 108,637
Intellect Design Arena Ltd.
193 1,480
ITI Ltd. *
250 743
Kaynes Technology India Ltd. *
74 3,137
KPIT Technologies Ltd.
383 3,246
LTIMindtree Ltd., 144A
204 10,005
Mphasis Ltd.
241 6,083
Netweb Technologies India Ltd.
35 1,486
Newgen Software Technologies
Ltd.
134 749
Oracle Financial Services
Software Ltd.
50 3,810
Persistent Systems Ltd.
234 12,174
PG Electroplast Ltd.
339 2,340
Premier Energies Ltd., 144A
286 2,298
Redington Ltd.
1,407 4,337
Sonata Software Ltd.
413 1,218
Syrma SGS Technology Ltd.
161 1,455
Tata Consultancy Services Ltd.
2,214 64,184
Tata Elxsi Ltd.
82 4,068
Tata Technologies Ltd.
365 2,349
Tech Mahindra Ltd.
1,381 20,611
Tejas Networks Ltd., 144A
194 929
Number
of Shares Value $
WAAREE Energies Ltd.
201 5,986
Wipro Ltd.
6,208 13,713
Zensar Technologies Ltd.
242 1,502
(Cost $407,356)
329,464
Materials — 9.0%
Aarti Industries Ltd.
439 2,158
ACC Ltd.
135 2,363
Akzo Nobel India Ltd.
26 839
Alkyl Amines Chemicals
40 653
Ambuja Cements Ltd.
1,329 7,310
APL Apollo Tubes Ltd.
384 9,432
Asian Paints Ltd.
983 25,675
Atul Ltd.
34 2,494
BASF India Ltd.
25 949
Bayer CropScience Ltd.
27 1,387
Berger Paints India Ltd.
605 3,033
Carborundum Universal Ltd.
246 2,226
Castrol India Ltd.
1,031 2,118
Century Plyboards India Ltd.
130 1,050
Chambal Fertilisers and
Chemicals Ltd.
323 1,638
Clean Science & Technology Ltd.
61 493
Coromandel International Ltd.
250 6,100
Dalmia Bharat Ltd.
169 3,702
DCM Shriram Ltd.
85 969
Deepak Fertilisers &
Petrochemicals Corp. Ltd.
143 1,566
Deepak Nitrite Ltd.
147 2,554
EID Parry India Ltd. *
219 2,083
Fertilisers & Chemicals
Travancore Ltd.
133 1,087
Finolex Industries Ltd.
604 1,230
Godawari Power and Ispat Ltd.
521 1,523
Grasim Industries Ltd.
834 25,666
Gravita India Ltd.
68 1,206
Gujarat Fluorochemicals Ltd.
87 3,331
Himadri Speciality Chemical Ltd.
501 2,670
Hindalco Industries Ltd.
3,125 31,763
Hindustan Copper Ltd.
702 4,370
Hindustan Zinc Ltd.
922 6,119
India Cements Ltd. *
161 718
Jindal Saw Ltd.
525 1,070
Jindal Stainless Ltd.
680 5,803
Jindal Steel Ltd.
792 10,831
JK Cement Ltd.
97 6,031
JSW Steel Ltd.
2,053 28,540
Jubilant Ingrevia Ltd.
181 1,165
Linde India Ltd.
45 3,329
Lloyds Metals & Energy Ltd.
315 4,269
Maharashtra Seamless Ltd.
115 710
National Aluminium Co. Ltd.
2,077 8,096
Navin Fluorine International Ltd.
86 5,914

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
NMDC Ltd.
7,319 6,576
NMDC Steel Ltd. *
2,503 1,116
Nuvoco Vistas Corp. Ltd. *
255 920
PCBL CHEMICAL Ltd.
375 1,275
PI Industries Ltd.
172 5,894
Pidilite Industries Ltd.
657 10,775
PTC Industries Ltd. *
13 2,563
Ramco Cements Ltd.
312 3,875
Ramkrishna Forgings Ltd.
221 1,340
Rashtriya Chemicals & Fertilizers
Ltd.
464 647
Rhi Magnesita India Ltd.
175 836
Sarda Energy & Minerals Ltd.
195 1,182
Shree Cement Ltd.
30 8,598
Shyam Metalics & Energy Ltd.
150 1,418
Solar Industries India Ltd.
51 7,570
SRF Ltd.
308 8,674
Steel Authority of India Ltd.
3,397 6,188
Sumitomo Chemical India Ltd.
262 1,155
Tata Chemicals Ltd.
335 2,642
Tata Steel Ltd.
17,878 41,726
UltraTech Cement Ltd.
257 35,811
UPL Ltd.
1,204 8,435
Usha Martin Ltd.
376 1,729
Vedanta Ltd.
3,691 29,146
Welspun Corp. Ltd.
278 2,522
(Cost $404,551)
428,846
Real Estate — 1.0%
Aditya Birla Real Estate Ltd.
111 1,574
Anant Raj Ltd.
289 1,683
Brigade Enterprises Ltd.
295 2,250
DLF Ltd.
1,419 9,419
Godrej Properties Ltd. *
319 6,070
Lodha Developers Ltd., 144A
595 6,463
Oberoi Realty Ltd.
249 4,168
Phoenix Mills Ltd.
395 7,201
Prestige Estates Projects Ltd.
357 5,466
SignatureGlobal India Ltd. *
85 925
Sobha Ltd.
95 1,457
Valor Estate Ltd. *
641 802
(Cost $55,493)
47,478
Number
of Shares Value $
Utilities — 3.6%
Acme Solar Holdings Ltd.
275 713
Adani Energy Solutions Ltd. *
782 8,695
Adani Green Energy Ltd. *
693 7,216
Adani Power Ltd. *
8,625 13,283
Adani Total Gas Ltd.
588 3,309
CESC Ltd.
1,335 2,321
GAIL India Ltd.
5,706 10,633
Gujarat Gas Ltd.
365 1,635
Gujarat State Petronet Ltd.
609 2,040
Indraprastha Gas Ltd.
1,483 2,785
Jaiprakash Power Ventures Ltd. *
10,096 1,692
JSW Energy Ltd.
1,224 6,562
Mahanagar Gas Ltd.
121 1,622
NHPC Ltd.
6,698 5,546
NLC India Ltd.
693 1,981
NTPC Green Energy Ltd. *
1,982 1,964
NTPC Ltd.
10,248 43,019
Power Grid Corp. of India Ltd.
9,831 32,273
Reliance Infrastructure Ltd. *
610 606
Reliance Power Ltd. *
6,070 1,599
SJVN Ltd.
1,538 1,235
Tata Power Co. Ltd.
3,678 15,264
Torrent Power Ltd.
403 6,939
(Cost $170,900)
172,932
TOTAL COMMON STOCKS
(Cost $4,852,729)
4,645,620
EXCHANGE-TRADED FUNDS
— 0.1%
iShares MSCI India ETF *
(Cost $4,003)
75 3,921
CASH EQUIVALENTS — 2.2%
DWS Government Money Market
Series "Institutional Shares",
3.62% (a)
(Cost $105,764)
105,764 105,764
TOTAL INVESTMENTS — 99.6%
(Cost $4,962,496)
4,755,305
Other assets and liabilities,
net — 0.4%
21,267
NET ASSETS — 100.0%
4,776,572
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
At February 28, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
11/25/2025
(Commencement
of Operations)
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
CASH EQUIVALENTS — 2.2%
DWS Government Money Market Series "Institutional Shares", 3.62% (a)
— 357,520 (251,756) — — 1,111 — 105,764 105,764
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
GDR: Global Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
MSCI India Index
USD 1 129,990 123,440 3/20/2026 (6,550)
USD U.S. Dollar

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
IND-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 4,645,620 $ — $ — $ 4,645,620
Exchange-Traded Funds
3,921 — — 3,921
Short-Term Investments (a)
105,764 — — 105,764
TOTAL
$ 4,755,305 $ — $ — $ 4,755,305
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (6,550) $ — $ — $ (6,550)
TOTAL
$ (6,550) $ — $ — $ (6,550)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.